Securities - Summary of Amortized Cost Securities (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Oct. 31, 2024
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[1]	$ 100,269	$ 115,188
Canadian federal government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		1,469	2,465
Canadian Provincial And Municipal Governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		5,756	4,488
US federal Government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		44,184	55,421
US State Municipal and Agencies [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		168	182
Other governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		528	681
NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[2]	40,105	42,773
Corporate Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		8,059	9,178
Fair Value [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		92,999	106,461
Fair Value [member] | Canadian federal government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		1,458	2,403
Fair Value [member] | Canadian Provincial And Municipal Governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		5,754	4,216
Fair Value [member] | US federal Government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		40,603	51,319
Fair Value [member] | US State Municipal and Agencies [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		170	180
Fair Value [member] | Other governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		527	675
Fair Value [member] | NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[2]	36,629	38,619
Fair Value [member] | Corporate Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		$ 7,858	$ 9,049

[1]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2024).
[2]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act. The carrying value of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.